3 - Marketable Debt Securities: Schedule of Investment Securities, Fair Value and Unrealized Losses (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 11,626,603	$ 8,018,423
Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(136,867)	(160,813)
Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	5,693,536	13,645,050
Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(206,000)	(319,704)
Securities, Continuous Unrealized Loss Position, Fair Value	17,320,139	21,663,473
Continuous Unrealized Loss Position, Aggregate Losses	(342,867)	(480,517)
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	7,154,930	6,047,595
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(75,054)	(115,227)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	4,287,447	12,257,317
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(137,308)	(242,701)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	11,442,377	18,304,912
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	(212,362)	(357,928)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	4,471,673	1,970,828
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(61,813)	(45,586)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,406,089	1,387,733
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(68,692)	(77,003)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	5,877,762	3,358,561
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss	$ (130,505)	$ (122,589)